HELD FOR SALE	6 Months Ended
Jun. 30, 2026
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
HELD FOR SALE	HELD FOR SALE
Non-current assets and groups of assets and liabilities which comprise disposal groups are presented as assets held for sale where the asset or disposal group is available for immediate sale in its present condition, and the sale is highly probable.

The following is a summary of the assets and liabilities that were classified as held for sale as of June 30, 2026 and December 31, 2025:

(US$ Millions)	Jun. 30, 2026	Dec. 31, 2025
Investment properties(1)	$13,780	$2,837
Property, plant and equipment(1)	4,183	27
Cash and cash equivalents(1)	550	37
Goodwill(1)	202	—
Equity accounted investments(1)	82	—
Intangible assets(1)	109	—
Accounts receivables and other assets(1)	634	103
Assets held for sale	$19,540	$3,004
Debt obligations(1)	14,545	84
Accounts payable and other liabilities(1)	1,388	221
Liabilities associated with assets held for sale	$15,933	$305
(1)See Note 29, Related Parties for further information on the Reclassification of Opportunistic Fund Investments to assets held for sale.
The following table presents the change to the components of the assets held for sale from the beginning of the six months ended June 30, 2026 and the beginning of the year ended December 31, 2025:

(US$ Millions)	Six months ended Jun. 30, 2026	Year ended Dec. 31, 2025
Balance, beginning of period	$3,004	$3,100
Reclassification to assets held for sale, net	834	4,871
Reclassification of Opportunistic Fund Investments to assets held for sale(1)	18,400	—
Disposals	(2,589)	(5,001)
Fair value adjustments	(111)	16
Foreign currency translation	2	17
Other	—	1
Balance, end of period	$19,540	$3,004
(1)See Note 29, Related Parties for further information on the Reclassification of Opportunistic Fund Investments to assets held for sale.

At December 31, 2025, assets held for sale included five office properties, three retail assets, three hotels and a manufactured housing portfolio in the U.S., as well as one retail asset in Canada and a land parcel in the Bahamas. As of December 31, 2025, the partnership intended to sell its interests in these assets within the next 12 months.

In the first quarter of 2026, the partnership sold three hotels, 17 manufactured housing communities and one office building in the U.S., as well as one retail asset in Canada for net proceeds of approximately $442 million.

In the second quarter of 2026, the partnership sold five hotels, five offices, one multifamily asset, two malls in the U.S. and several multifamily units in Spain for net proceeds of approximately $58 million.

At June 30, 2026, assets held for sale included the Reclassification of Opportunistic Fund Investments and three office properties, four retail assets, two hotels, one multifamily asset, one manufactured housing community in the U.S., as well as a land parcel in the Bahamas. The partnership intends to sell its interests in the held for sale assets within the next 12 months.